Members' Deficit	12 Months Ended
Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Members' Deficit [Line Items]
Members' Deficit

12.    Members’ Deficit

The Company’s amended agreement with the members dated February 18, 2020, authorized the issuance of three classes of units: Series A preferred units, voting and non-voting incentive units, and common units. Refer to Notes 8 and 11 for additional detail on incentive units and preferred units, respectively.

The total number of common, preferred, and incentive units the Company has the authority to issue is determined by the members. Profits and losses from the operations of the Company are allocated to each member’s unit interests in accordance with the operating agreement.

Additional Paid-in Capital

The changes in additional paid-in capital from December 31, 2019 to December 31, 2020 relate to the recognition of the beneficial conversion feature of $2.1 million as part of the Series A-1 preferred share issuance (see Note 11). In addition, the Company reclassified certain liability classified share-based awards to additional paid-in capital as the awards could no longer be redeemed by the Company. The amount reclassified was $0.9 million and was based on the fair value of the awards on the date of modification (see Note 8).

Net Loss Per Unit

The Company’s Series A preferred units are participating securities as the holders of these units are entitled to participate in undistributed earnings with common unit holders. Basic and diluted net income (loss) per unit is presented in conformity with the two-class method required for participating securities. The two-class method requires that net income (loss) attributable to common unit holders be allocated between common units and participating securities based upon their respective rights to receive dividends as if all income (loss) for the period had been distributed. The Company’s Series A preferred unit holders do not have a contractual obligation to share in losses, therefore in periods of net loss, the two-class method does not contemplate the allocation of undistributed losses to these participating securities.

Basic net income (loss) per unit is computed by dividing the net income (loss) attributable to common unit holders by the weighted-average number of common units outstanding for the period. The net loss attributable to common unit holders is adjusted for the deemed dividend on the Series A-1 preferred units (see Note 11). Diluted earnings (loss) per unit is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted method based on the nature of such securities. For periods in which the Company has reported net losses, diluted net loss per unit attributable to common unit holders is the same as basic net loss per unit as the impact of potentially dilutive common units and other equity instruments is anti-dilutive. The following table presents the Company’s basic and diluted net loss per unit:

	Years Ended December 31,
	2020	2019
Numerator (in thousands):
Net loss	$(54,177)	$(21,360)
Less: deemed dividend on Series A-1 preferred units and amortization of beneficial conversion feature	(2,131)	—
Net loss attributable to common unit holders – basic and diluted	$(56,308)	$(21,360)
Denominator:
Weighted-average number of units outstanding – basic and diluted	6,400,000	6,400,000
Net loss per unit – basic and diluted	$(8.80)	$(3.34)

The Company’s potentially dilutive securities were excluded from the computation of diluted net loss per unit for the years ended December 31, 2020 and 2019 as the effect of including them would be anti-dilutive. Therefore, the weighted-average number of common units outstanding used to calculate both basic and diluted net loss per unit is the same for all periods presented. The following table presents the weighted-average number of potentially dilutive units that have been excluded from the calculation of diluted net loss per unit for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Incentive units	17,778,671	8,798,772
Series A preferred units, if-converted basis	7,574,745	—
Convertible debt, if-converted basis	783,777	4,980,847
Total	26,137,193	13,779,619